Consolidated Statements of Cash Flows - USD ($)	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2023	Nov. 14, 2023	Dec. 31, 2024	Dec. 31, 2023
Operating activities:
Net income (loss)	$ (9,001,202)		$ (9,080,283)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, depletion, and amortization expense	352,127		2,407,098
Accretion of asset retirement obligations	11,062		144,988
Equity-based compensation	3,445,965		2,778,991
Deferred income tax benefit	(2,365,632)		(3,470,407)
Amortization of operating lease right-of-use assets
Amortization of debt issuance costs	1,191,553		2,361,627
Gain on extinguishment of liabilities			(1,638,138)
Change in fair value of unsettled derivatives	(443,349)		361,290
Change in fair value of convertible note liability			192,744
Change in fair value of warrant liability	(187,704)		804,004
Change in fair value of forward purchase agreement	(3,268,581)		(561,099)
Change in other property, plant, and equipment, net
Loss on sale of assets
Changes in operating assets and liabilities:
Accounts receivable	1,793,055		411,240
Prepaid expenses and other assets	(258,431)		423,116
Related party note receivable interest income
Accounts payable	8,091,598		3,024,413
Accounts payable – related parties	(138,000)		(316,651)
Accrued liabilities and other	1,251,677		3,018,930
Royalties payable	(313,381)		2,729,398
Royalties payable, related party	323,717		109,425
Net cash provided by operating activities	484,474		3,700,686
Investing activities:
Development of crude oil and gas properties	(238,499)		(3,555,062)
Purchases of other equipment			(20,000)
Acquisition of business, net of cash acquired	(30,827,804)
Trust Account withdrawals	49,362,479
Issuance of related party note receivable
Net cash provided by (used in) investing activities	18,296,176		(3,575,062)
Financing activities:
Proceeds from issuance of long-term debt	28,000,000
Payment of debt issuance costs	(808,992)
Repayments of long-term debt	(319,297)		(3,984,286)
Proceeds of short-term notes payable			1,298,200
Repayment of short-term notes payable			(989,018)
Proceeds from related party notes payable			450,000
Repayment of related party notes payable			(62,750)
Proceeds from sale of common stock			2,628,334
Redemptions of common stock	(44,737,839)
Net cash used in financing activities	(17,866,128)		(659,520)
Net change in cash and cash equivalents	914,522		(533,896)
Cash and cash equivalents at beginning of period	2,590,932		3,505,454
Cash and cash equivalents at end of period	3,505,454	$ 2,590,932	2,971,558	$ 3,505,454
Cash paid during the period for:
Interest on debt	370,625		6,146,139
Income taxes	154,000
Amounts included in the measurement of operating lease liabilities
Supplemental disclosure of non-cash investing and financing activities:
Operating lease assets obtained in exchange for operating lease obligations
Accrued purchases of property and equipment at period end	141,481		$ 2,540,703
Predecessor
Operating activities:
Net income (loss)		4,970,863
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, depletion, and amortization expense		1,497,749
Accretion of asset retirement obligations		843,865
Equity-based compensation
Deferred income tax benefit
Amortization of operating lease right-of-use assets		(403)
Amortization of debt issuance costs		3,890
Gain on extinguishment of liabilities
Change in fair value of unsettled derivatives		(1,215,693)
Change in fair value of convertible note liability
Change in fair value of warrant liability
Change in fair value of forward purchase agreement
Change in other property, plant, and equipment, net		83,004
Loss on sale of assets		816,011
Changes in operating assets and liabilities:
Accounts receivable		(921,945)
Prepaid expenses and other assets		26,833
Related party note receivable interest income		(313,401)
Accounts payable		1,480,138
Accounts payable – related parties
Accrued liabilities and other		753,595
Royalties payable		157,991
Royalties payable, related party		8,066
Net cash provided by operating activities		8,190,563
Investing activities:
Development of crude oil and gas properties		(6,769,557)
Purchases of other equipment
Acquisition of business, net of cash acquired
Trust Account withdrawals
Issuance of related party note receivable		(190,998)
Net cash provided by (used in) investing activities		(6,960,555)
Financing activities:
Proceeds from issuance of long-term debt
Payment of debt issuance costs
Repayments of long-term debt		(3,000,000)
Proceeds of short-term notes payable
Repayment of short-term notes payable
Proceeds from related party notes payable
Repayment of related party notes payable
Proceeds from sale of common stock
Redemptions of common stock
Net cash used in financing activities		(3,000,000)
Net change in cash and cash equivalents		(1,769,992)
Cash and cash equivalents at beginning of period	$ 246,323	2,016,315		$ 2,016,315
Cash and cash equivalents at end of period		246,323
Cash paid during the period for:
Interest on debt		2,002,067
Income taxes
Amounts included in the measurement of operating lease liabilities		56,625
Supplemental disclosure of non-cash investing and financing activities:
Operating lease assets obtained in exchange for operating lease obligations
Accrued purchases of property and equipment at period end		$ 256,237